CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (23,438)	$ (19,808)	$ (19,510)
SALES AND MARKETING EXPENSES	(857)	(1,362)	(1,693)
GENERAL AND ADMINISTRATIVE EXPENSES	(3,816)	(4,435)	(4,037)
OPERATING LOSS	(28,111)	(25,605)	(25,240)
NON-OPERATING INCOME (EXPENSES), NET	4,165	2,397	(260)
FINANCIAL INCOME	777	719	1,169
FINANCIAL EXPENSES	(2,277)	(473)	(21)
NET LOSS AND COMPREHENSIVE LOSS	$ (25,446)	$ (22,962)	$ (24,352)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (0.17)	$ (0.21)	$ (0.27)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	146,407,055	108,595,702	89,970,713